DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES (Tables)	12 Months Ended
Dec. 31, 2025
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Schedule of depreciation and amortization by asset type

	For the year ended December 31,
In millions	2025	2024	2023
Amortization:
Customer relationship	$26.4	$23.8	$23.8
Other intangible assets	70.7	37.7	37.6
Depreciation:
Buildings and constructions	64.7	44.3	34.3
Machinery and equipment	54.0	43.3	37.8
Right-of-use buildings and constructions	159.1	115.4	79.0
Right-of-use machinery and equipment	9.3	9.3	8.4
Total	$384.2	$273.8	$220.9

Schedule of depreciation, amortization and impairment by function

	For the year ended December 31,
In millions	2025	2024	2023
Cost of goods sold	$53.8	$38.0	$38.0
Selling, general and administrative expenses	330.4	235.8	182.9
Impairment losses on non-financial assets	6.7	—	—
Total	$390.9	$273.8	$220.9

Schedule of key assumptions for the remaining CGUs and goodwill and trademarks were allocated to CGUs and key assumptions to change in carrying amounts equal to recoverable amounts
Goodwill and trademarks were allocated to CGUs as follows:

	Goodwill		Trademarks
In millions	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Arc’teryx	$1,352.8	$1,264.0	$920.6	$866.6
Salomon	729.9	640.1	684.3	604.9
Ball & Racquet Sports	152.1	149.6	550.5	550.5
Winter Sports Equipment	103.5	74.0	141.0	124.6
Peak Performance	—	—	159.4	132.5
Total	$2,338.3	$2,127.7	$2,455.8	$2,279.1
CGUs for which a reasonably possible change in key assumptions could result in impairment were as follows:

	2025
	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (2026-2030)	7.2%	3.0%	14.5%
Revenue compound annual growth rate (2031-2035)	5.0%	3.1%	8.8%
Operating profit margin (2026-2030)	Improving	Improving	Improving
Pre-tax discount rate	11.5%	9.9%	14.5%

	2024
	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (2025-2029)	11.4%	5.2%	8.8%
Revenue compound annual growth rate (2030-2034)	7.3%	4.4%	6.6%
Operating profit margin (2025-2029)	Improving	Improving	Improving
Pre-tax discount rate	14.0%	11.5%	11.9%
The following tables show the amount by which the key assumptions would need to change to result in the carrying amounts being equal to the recoverable amounts:

	2025
%	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (first 5-years)	(10.0)%	(1.0)%	(13.9)%
Revenue compound annual growth rate (second 5-years)	(12.7)%	(1.3)%	(20.5)%
Operating profit margin	(1.9)%	(0.2)%	(3.8)%
Pre-tax discount rate	1.2%	0.1%	1.7%

	2024
%	Ball & Racquet Sports	Winter Sports Equipment	Peak Performance
Revenue compound annual growth rate (first 5-years)	(6.1)%	(4.2)%	(6.3)%
Revenue compound annual growth rate (second 5-years)	(12.6)%	(7.9)%	(8.5)%
Operating profit margin	(1.8)%	(1.6)%	(2.0)%
Pre-tax discount rate	2.2%	1.2%	1.6%